STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

March 4, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
Starboard Investment Trust (“Trust”) (File Nos.  333-159484 and 811-22298); on behalf of the GlobalAfrica Equity Fund, GlobalAfrica Infrastructure Fund, GlobalAfrica Natural Resources Fund and GlobalAfrica Income Fund (“Funds”), each a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Post-Effective Amendment No. 8 to the Registration Statement of the Trust (the “Amendment”).  The Amendment contains the Fund’s Prospectus, Statement of Additional Information, Part C, the Signature Page, and Exhibits.

The Amendment is being filed to modify the investment strategies of the Funds, include updated information regarding the investment advisor to the Funds and delay the effectiveness of Post-Effective Amendment No. 6 filed on January 19, 2010 (“PEA 6”), Post-Effective Amendment No. 3 filed on November 12, 2009 (“PEA 3”) and Post-Effective Amendment No. 2 filed on October 1, 2009 (“PEA 2”).  In PEA 6, all references to Nile Capital Management, LLC had been removed and temporarily replaced with placeholders due to the Trust’s board of trustees determining to hire a different investment advisor to the Funds.  In the enclosed Amendment, those placeholders have been replaced with the applicable information regarding Wambia Capital Management, LLC, the recently approved  investment advisor to the Funds.

Additionally, the Trust is asking that any written correspondence with respect to the Amendment be sent to the attention of Tanya L. Goins at the following address:

Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick, Secretary